      As filed with the Securities and Exchange Commission March 2, 2007
                                                 File Nos. 2-67052 and 811-3023

--------------------------------------------------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-1A

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 204

                                      AND

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 205

                               -----------------

                                  FORUM FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                               -----------------

                               David M. Whitaker
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                               -----------------

                                  Copies to:

                             Robert J. Zutz, Esq.
                 Kirkpatrick Lockhart Gates Preston Ellis LLP
                              1601 K Street, N.W.
                            Washington, D.C. 20006

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[X] on April 2, 2007 pursuant to Rule 485, paragraph (b)(1)
[ ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ] on ______ pursuant to Rule 485, paragraph (a)(1)
[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ] on ______ pursuant to Rule 485, paragraph (a)(2)
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of series being registered: Third Millennium Russia Fund

--------------------------------------------------------------------------------

                                    Part A

The prospectus filed as Part A to Post-Effective Amendment No. 199 on December 19, 2006 (Accession No. 0001193125-06-256368) is incorporated herein by reference.

                                    Part B

The Statement of Additional Information filed as Part B to Post-Effective Amendment No. 199 on December 19, 2006 (Accession No. 0001193125-06-256368) is incorporated herein by reference.

                                    Part C
                               Other Information

Item 23. Exhibits

  (a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

  (b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

  (c)      See Sections 2.04 and 2.07 of the Trust Instrument as filed as
           Exhibit (a).

  (d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit
           (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

       (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

       (3) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

       (4) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

       (5) Investment Advisory Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

       (6) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

       (7) Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

       (8) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

       (9) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

      (10) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

   (11) Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (12) Investment Advisory Agreement between Registrant and Windowpane Advisors LLC (Exhibit incorporated by reference as filed as Exhibit
        (d) (20) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (13) Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

   (14) Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (15) Sub-Advisory Agreements between Absolute Investment Advisers, LLC and each sub-adviser to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (16) Investment Advisory Agreement between Registrant and Merk
        Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (25) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (17) Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (d) (26) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (18) Interim Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(25) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

   (19) Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182.

   (20) Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit
        (d)(26) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

   (21) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

   (22) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott & Partners Limited regarding Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-06-218204).

   (23) Investment Advisory Agreement between Registrant and Alex. Brown Investment Management regarding Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d)(23) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

   (24) Form of Investment Advisory Agreement between Registrant and Third Millennium Investment Advisors, LLC regarding Third Millennium Russia Fund to be filed by further amendment.

   (25) Sub-Advisory Agreement between Absolute Investment Advisers, LLC and Mohican Financial Management, LLC, regarding Absolute Strategies Fund to be filed by further amendment.

   (26) Form of Investment Advisory Agreement between Registrant and Liberty Street Advisors, LLC regarding Liberty Street Horizon Fund to be filed by further amendment.

     (27) Sub-Advisory Agreement between Liberty Street Advisors, LLC and Horizon Asset Management, Inc. regarding Liberty Street Horizon Fund to be filed by further amendment.

     (28) Sub-Advisory Agreement between Absolute Investment Adviser, LLC and Kovitz Investment Group, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number 0001193125-07-042714).

 (e) (1) Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit incorporated by reference as filed as Exhibit
          (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

      (2) Distribution Agreement between Registrant and Foreside Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 and August 8, 2005 (Exhibit (e)(2)) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

 (f)      None.

 (g) (1) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

      (2) Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

 (h)  (1) Administration Agreement between Registrant and Forum
          Administrative Services, LLC dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

      (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

      (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

      (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit
          (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

      (5) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number
          0001004402-00-000283).

      (6) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number
          0001004402-01-000118).

      (7) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

      (8) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

      (9) Shareholder Service Plan of Registrant dated September 22, 2004 relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

     (10) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2007 to be filed by further amendment.

    (11) Contractual Fee Waiver Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

    (12) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(15) in post-effective amendment No. 193 via EDGAR on July 31, 2006 accession number 0001275125-06-000276).

    (13) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated March 30, 2006 (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

    (14) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund dated October 16, 2006 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-06-218204).

    (15) Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund dated November 22, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

    (16) Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover
         Responsibility Fund dated March 1, 2007 (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number
         0001193125-07-042714).

    (17) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182)

    (18) Form of Contractual Fee Waiver Agreement between Registrant and Alex. Brown Investment Management regarding Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

    (19) Form of Contractual Fee Waiver Agreement between Registrant and Third Millennium Investment Advisors, LLC regarding Third Millennium Russia Fund to be filed by further amendment.

    (20) Compliance Services Agreement between Registrant and Foreside Compliance Services, LLC dated October 1, 2004 as amended and restated June 1, 2005 and August 8, 2006 (Exhibit (h)(22) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

(i)      Opinion and Consent of Counsel to be filed by further amendment.

(j)      Consent of Independent Auditors to be filed by further amendment.

(k)      None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m) (1) Rule 12b-1 Plan adopted by Forum Funds for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Intermediate Income Fund, Dover Responsibility Fund, Golden Large Core Value Fund, Golden Small Core Value Fund, Merk Hard Currency Fund, Shaker Fund, SteepleView Fund, Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (m)(1) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

(n) (1) Rule 18f-3 Plan dated August 1, 2002 (as amended February 13, 2006) adopted by Registrant for Brown Advisory Small-Cap Growth Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Value Equity Fund, Brown Advisory Growth Equity Fund, Brown Advisory International Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Real Estate Fund, Brown Advisory Opportunity Fund and Brown Advisory Small-

         Cap Value Fund (Exhibit incorporated by reference as filed as Exhibit
         (n)(2) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

     (2) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number
         0001275125-04-000313).

     (3) Rule 18f-3 Plan adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (n)(5) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (4) Rule 18f-3 Plan adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (n)(6) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (5) Rule 18f-3 Plan adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (n)(7) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (6) Rule 18f-3 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number
         0001275125-05-000389).

     (7) Rule 18f-3 Plan adopted by Registrant for Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).

     (8) Rule 18f-3 Plan adopted by Registrant for Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

     (9) Rule 18f-3 Plan adopted by Registrant for Third Millennium Russia Fund to be filed by further amendment.

    (10) Rule 18f-3 Plan adopted by Registrant for Liberty Street Horizon Fund to be filed by further amendment.

(p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number
         0001275125-05-000362).

     (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number
         0001004402-00-000327).

     (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (5) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (6) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

     (7) Code of Ethics adopted by Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

     (8) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

    (9) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

   (10) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (11) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (12) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-06-218204).

   (13) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)
        (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

   (14) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (15) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

   (16) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number 0001275125-05-00085).

   (17) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(19) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (18) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

   (19) Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (20) Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (21) Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(25) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (22) Code of Ethics adopted by Contravisory Research & Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (23) Code of Ethics adopted by Grantham, Mayo, Van Otterloo & Co., LLC (Exhibit incorporated by reference as filed as Exhibit (p)(27) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (24) Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (25) Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (26) Code of Ethics adopted by Loomis, Sayles & Company, L.P. (Exhibit incorporated by reference as filed as Exhibit (p)(30) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (27) Code of Ethics adopted by Metropolitan West Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(31) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (28) Code of Ethics adopted by Moody Aldrich Partners, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(32) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (29) Code of Ethics adopted by Scout Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(33) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (30) Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (31) Code of Ethics adopted by TT International Investment Management (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (32) Code of Ethics adopted by TWIN Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(36) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (33) Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(37) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (34) Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
        0001275125-05-000215).

   (35) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(39) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (36) Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (37) Code of Ethics adopted by Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (p) (41) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (38) Code of Ethics adopted by Alex. Brown Investment Management (to be filed by further amendment).

   (39) Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(42) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

   (40) Code of Ethics of Third Millennium to be filed by further amendment.

   (41) Code of Ethics of Mohican Financial Management, LLC to be filed by further amendment.

   (42) Code of Ethics of Liberty Street Advisors, LLC to be filed by further amendment.

   (43) Code of Ethics adopted by Kovitz Financial Group, LLC to be filed by further amendment.

Other Exhibits:

(A) Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibits (A) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number
      0001275125-05-000626).

Item 24. Persons Controlled by Or Under Common Control with Registrant

      None

Item 25. Indemnification

      In accordance with Section 3803 of the Delaware Business Trust Act,
      Section 10.02 of Registrant's Trust Instrument provides as follows:

      "10.02. Indemnification

      (a) Subject to the exceptions and limitations contained in Section (b) below:

         (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

         (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b) No indemnification shall be provided hereunder to a Covered Person:

         (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

         (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

             (A) By the court or other body approving the settlement;

             (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

             (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

      (e) Conditional advancing of indemnification monies under this
      Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
      (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
      (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

      (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

      With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Auxier Asset Management, LLC, H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

      "Section 4. Standard of Care. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

      With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Alex. Brown Investment Management; Absolute Investment Advisers, LLC; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Golden Capital Management, LLC; Mastrapasqua & Associates; Merk Investments, LLC; Polaris Capital Management, Inc.; Spears, Grisanti & Brown, LLC; Windowpane Advisors, LLC; and Winslow Capital Management, LLC provide similarly as follows:

      "Section 5. Standard of Care. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

      With respect to indemnification of the underwriter of the Trust,
      Section 8 of the Distribution Agreement provides:

      "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

      After receipt of the Distributor's notice of termination under
      Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

      (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten
      (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

      (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

          (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

          (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

      (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
      (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

      (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

      (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

      (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

      (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

      (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

Item 26. Business and Other Connections of Investment Adviser

(a)   Winslow Management Company, LLC

      The following chart reflects the directors and officers of Winslow, including their business connections, which are of a substantial nature. The address of Winslow is 99 High Street, 12/th/ Floor, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                           Title                 Business Connection
 ----                 -------------------------  -----------------------------
 Jack W. Robinson     President and Chief        Winslow, Adams Harkness
                      Investment Officer         Financial Group
 Elizabeth Cluett     Partner                    Winslow
 Thors
 Matthew W. Patsky    Partner                    Winslow

(b)   AH Lisanti Capital Growth, LLC

      The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5/th/ Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                           Title                 Business Connection
 ----                 -------------------------  -----------------------------
 Mary Lisanti         President                  AH Lisanti
 John Adams           Chairman                   AH Lisanti, Canaccord Adams
                                                 Inc.
 Kevin Dunn           Director                   AH Lisanti, Canaccord Adams
                                                 Inc.

(c)   Austin Investment Management, Inc.

      The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature. The address of Austin is 375 Park Avenue, New York, New York 10152.

 Name                           Title                 Business Connection
 ----                 -------------------------  -----------------------------
 Peter Vlachos        Director, President,       Austin
                      Treasurer, Secretary

(d)   Auxier Asset Management LLC

      The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                           Title                 Business Connection
 ----                 -------------------------  -----------------------------
 James J. Auxier      Chief Executive Officer    Auxier
 Shauna C. Tweedy     Chief Financial Officer    Auxier

(e)   Brown Investment Advisory Incorporated

      The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Advisory Holdings, Incorporated is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                           Title                 Business Connection
 ----                 -------------------------- -----------------------------
 Michael D. Hankin    President & Director       Brown
                      Director and Chief         Brown Investment Advisory and
                      Executive Officer, Trustee Trust Company
                      Director, President and    Brown Advisory Holdings,
                      Chief Executive Officer    Incorporated
 David M. Churchill   Treasurer & Director       Brown
                      Treasurer and Chief        Brown Investment Advisory and
                      Financial Officer          Trust Company
                      Treasurer and Chief        Brown Advisory Holdings,
                      Financial Officer          Incorporated
 Christopher Laia     Secretary                  Brown
                      Secretary                  Brown Investment Advisory and
                                                 Trust Company
                      Secretary                  Brown Advisory Holdings,
                                                 Incorporated
 Patrick J. Ventura   Chief Compliance Officer   Brown

(f)   Cardinal Capital Management, L.L.C.

      The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                     Title            Business Connection
 ----                           -------------------------  -------------------
 Amy K. Minella                 Managing Partner           Cardinal
 Eugene Fox                     Managing Director          Cardinal
 Robert B. Kirkpatrick          Managing Director          Cardinal
 Thomas J. Spelman              Managing Director/Chief    Cardinal
                                Financial Officer/Chief
                                Compliance Officer

(g)   D.F. Dent and Company, Inc.

      The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                  Title              Business Connection
 ----                      -----------------------------  -------------------
 Daniel F. Dent            President and Treasurer        D.F. Dent
 Sutherland C. Ellwood     Vice President                 D.F. Dent
 Thomas F. O'Neil          Vice President and Secretary   D.F. Dent
 Linda W. McCleary         Vice President                 D.F. Dent

(h)   Golden Capital Management, LLC

      The following chart reflects the directors and officers of Golden Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square, 10715 David Taylor Drive, Suite 150, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                           Title                  Business Connection
----                ---------------------------- -----------------------------
Greg Golden         Principal, President & CEO   Golden Capital Management
Jeff C. Moser       Principal, Managing Director Golden Capital Management
Jonathan Cangalosi  Managing Director            Golden Capital Management
Lynette Alexander   Managing Director & CCO      Golden Capital Management
Robi Elnekave       Managing Director            Golden Capital Management

(i)   H.M. Payson & Co.

      The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

Name                                Title                 Business Connection
----                  ---------------------------------  ---------------------
John C. Downing       Managing Director, Treasurer       H.M. Payson & Co.
Thomas M. Pierce      Managing Director                  H.M. Payson & Co.
Peter E. Robbins      Managing Director                  H.M. Payson & Co.
John H. Walker        Managing Director, President       H.M. Payson & Co.
Teresa M. Esposito    Managing Director                  H.M. Payson & Co.
John C. Knox          Managing Director                  H.M. Payson & Co.
Harold J. Dixon       Managing Director                  H.M. Payson & Co.
Michael R. Currie     Managing Director                  H.M. Payson & Co.
William O. Hall, III  Managing Director                  H.M. Payson & Co.

(j)   King Investment Advisors, Inc.

      The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                          Title                  Business Connection
----                 ------------------------  -------------------------------
Roger E. King        Chairman and President    King
John R. Servis       Director                  King
                     Owner, Commercial Real    John R. Servis Properties
                     Estate                    602 Hallie, Houston, TX 77024
Pat H. Swanson       Compliance Officer        King
Jane D. Lightfoot    Secretary/Treasurer       King

(k)   Mastrapasqua & Associates, Inc.

      The following chart reflects the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                Title                Business Connection
 ----                   --------------------------------  -------------------
 Frank Mastrapasqua     Chairman, CEO and Portfolio       Mastrapasqua
                        Manager
 Mauro M. Mastrapasqua  First Vice President-E Commerce   Mastrapasqua
                        and Strategy Associate Portfolio
                        Manager

(l)   Philadelphia International Advisors, LP

      The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                   Title            Business Connection
 ----                           ---------------------- ------------------------
 Andrew B. Williams, CFA        Chief Investment       PIA
                                Officer and
                                Lead Portfolio Manager
                                Treasurer              Treasurer, Germantown
                                                       Friends' School
                                                       31 West Coulter Street
                                                       Philadelphia, PA 19144
 Robert C. Benthem de Grave     Portfolio Manager      PIA
 Frederick B. Herman, III, CFA  Portfolio Manager      PIA
 Peter W. O'Hara, CFA           Portfolio Manager      PIA
 Christopher S. Delpi, CFA      Director of Research   PIA
 James S. Lobb                  Managing Director of   PIA
                                Sales & Service
                                Board Member           Riddle Memorial Hospital
                                                       1068 West Baltimore Pike
                                                       Media, PA 19063
 Scott E. Decatur, PhD          Director of            PIA
                                Quantitative Research
 Thomas R. Angers, CFA          Research Analyst       PIA
 Wei Huang, PhD                 Research Analyst       PIA
 Kent E. Weaver, Jr., CFA       Director of Client     PIA
                                Service/CCO

(m)   Polaris Capital Management, Inc.

      The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                               Title               Business Connection
----                      ------------------------  --------------------------
Bernard R. Horn, Jr.      President, Portfolio      Polaris
                          Manager
Edward E. Wendell, Jr.    Treasurer                 Polaris
                          President                 Boston Investor Services,
                                                    Inc.

(n)   Spears, Grisanti & Brown, LLC

      The following chart reflects the directors and officers of Spears, Grisanti & Brown, LLC, including their business connections, which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17/th/ Floor, New York, New York, 10111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                              Title              Business Connection
 ----                      ---------------------- ---------------------------
 William G. Spears         Director and Principal Spears, Grisanti & Brown
 Vance C.Brown             Principal              Spears, Grisanti & Brown
 Christopher C. Grisanti   Principal              Spears, Grisanti & Brown

(o)   Windowpane Advisors, LLC

      The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                 Title              Business Connection
 ----                      ---------------------------  ---------------------
 Michael Stolper           Managing Member              Windowpane
 Barbara Ann Malone        Managing Member              Windowpane

(p)   Hellman, Jordan Management Co., Inc.

      The following chart reflects the directors and officers of Hellman, including their business connections, which are of a substantial nature. The address of Hellman is 75 State Street, Boston, Massachusetts 02109 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                               Title              Business Connection
 ----                      ------------------------  ------------------------
 Gerald R. Jordan, Jr.     Chairman                  Hellman
 Gerald Reid Jordan        President                 Hellman
 Nicholas Gleysteen        Senior Vice President     Hellman
 Susan G. Lynch            Vice President            Hellman
 Luke Murphy               Vice President            Hellman
 Ethan T. Brown            Vice President            Hellman

(q)   Walter Scott & Partners Limited

      The following chart reflects the directors and officers of Walter Scott, including their business connections, which are of a substantial nature. The address of Walter Scott is One Charlotte Square, Edinburgh, Scotland EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                 Title              Business Connection
 ----                      ---------------------------  ----------------------
 Walter G. Scott           Chairman                     Walter Scott
 John Clark                Director                     Walter Scott
 Marilyn R. Harrison       Director                     Walter Scott
 Kenneth J. Lyall          Director                     Walter Scott
 James D. Smith            Director                     Walter Scott
 Pamela J. Maxton          Director                     Walter Scott
 Alistair Lyon-Dean        Secretary and Chief          Walter Scott
                           Compliance Officer
 Alan McFarlane            Managing Director            Walter Scott
 Sharon F. Bentley-Hamlyn  Director                     Walter Scott
 Rodger H. Nisbet          Director                     Walter Scott

(r)   Absolute Investment Advisers, LLC

      The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 94 Station St., Suite 202, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                     Title            Business Connection
 ----                           -------------------------  -------------------
 Anthony R. Bosch               Principal                  Absolute
 Brian D. Hlidek                Principal                  Absolute
 James P. Compson               Principal                  Absolute
 Christian E. Aymond            Principal                  Absolute
 Alexander H. Petro             Principal                  Absolute
 Fort Hill Capital Management   Direct Owner               Absolute

(s)   Aronson+Johnson+Ortiz, LP

      The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20/th/ Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                   Title             Business Connection
 ----                         -------------------------- ----------------------
 Theodore R. Aronson          Managing Principal;        Aronson;
                              Limited Partner;           Member of
                              Member of Aronson+         Aronson+Johnson+Ortiz,
                              Johnson+ Ortiz, LLC        LLC
 Martha E. Ortiz              Principal; Limited Partner Aronson
 Kevin M. Johnson             Principal; Limited Partner Aronson
 Paul E. Dodge                Principal; Limited Partner Aronson
 Stefani Cranston             Principal; Limited Partner Aronson
 Gina Maria N. Moore          Principal; Limited Partner Aronson
 Gregory J. Rogers            Principal; Limited Partner Aronson
 Aronson+Johnson+Ortiz, LLC   General Partner            Aronson
 Joseph F. Dietrick           Chief Compliance Officer;  Aronson
                              Chief Legal Officer
 Douglas D. Dixon             Principal; Limited Partner Aronson
 Robert B. Wenzinger          Principal; Limited Partner Aronson

(t)   Bernzott Capital Advisors

      The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                  Title              Business Connection
 ----                      -----------------------------  -------------------
 Kevin Bernzott            Chairman; CEO;                 Bernzott
                           Compliance Officer
 Peter F. Banks            President;                     Bernzott
                           Chief Investment Officer
 Dale A. Eucker            Director                       Bernzott
 Randall A. Schouten       Director                       Bernzott
 Priscilla A. Olsen        Director                       Bernzott
 Peter D. Demartino        Director                       Bernzott
 Thomas A. Derse           Chief Financial Officer        Bernzott
 Kathleen A. Loretto       Director                       Bernzott
 Bernzott Capital          Shareholder                    Bernzott
 Advisors Profit Sharing
 Plan
 Margaret A. Schouten      Director                       Bernzott

(u)   Contravisory Research & Management Corp.

      The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                               Title              Business Connection
 ----                      ------------------------  ------------------------
 George E. Noonan, Jr.     President                 Contravisory
 William M. Noonan         Vice President            Contravisory
 Philip A. Noonan          Vice President            Contravisory

(v)   Grantham, Mayo, Van Otterloo & Co., LLC

      The following chart reflects the directors and officers of GMO, including their business connections, which are of a substantial nature. The address of GMO is 40 Rowes Wharf, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

                                                                 Business
 Name                                  Title                    Connection
 ----                   -----------------------------------  -----------------
 Robert J. Grantham     Founding Member; GMO, LLC Board      GMO
                        Chairman
 Scott E. Eston         Member; Chief Financial Officer      GMO
 Richard A. Mayo        Capital Member                       GMO
 Eyk A.D.M. Van         Founding Member;                     GMO
 Otterloo               GMO, LLC Board Member
 John W. Rosenblum      Member; GMO, LLC Board Member        GMO
 Christopher Darnell    Member; GMO, LLC Board Member;       GMO
                        Investment Director
 Jon L. Hagler          Member;                              GMO
                        GMO, LLC Board Member
 Arjun Divecha          Member;                              GMO
                        GMO, LLC Board Member; Executive
                        Committee
 William Nemerever      Member; Investment Director          GMO
 Ann M. Spruill         Member; GMO, LLC Board Member;       GMO
                        Executive Committee;
                        Investment Director
 Thomas F. Cooper       Member; Investment Director          GMO
 Anthony Ryan           Member; Executive Committee          GMO
 Benjamin Inker         Member; Executive Committee;         GMO
                        Investment Director
 Julie L. Perniola      Compliance Officer                   GMO
 Robert M. Soucy        Member; Investment Director          GMO
 Kirk Ott               Member; Investment Director          GMO
 Edmond G. Choi         Member; Investment Director          GMO

(w)   Horizon Asset Management, Inc.

      The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4/th/ Floor South, New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                  Title              Business Connection
 ----                      -----------------------------  -------------------
 Denise M. Kashey          Director                       Horizon
 Steven Bregman            Director; President            Horizon
 Peter Doyle               Director; Vice President;      Horizon
                           Secretary
 Thomas C. Ewing           Director                       Horizon
 Andrew M. Fishman         Director of Compliance;        Horizon
                           General Counsel
 John Meditz               Vice Chairman; Director        Horizon
 Murray Stahl              Chairman; Treasurer            Horizon

(x)   Kinetics Asset Management, Inc.

      The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 16 New Broadway, Sleepy Hollow, New York 10591 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                    Title            Business Connection
 ----                           ------------------------  -------------------
 Bruce P. Abel                  Director; Secretary       Kinetics
 Lawrence P. Doyle              Chairman                  Kinetics
 Peter Doyle                    President; CEO;           Kinetics
                                Director; Chief
                                Investment Strategist
 Andrew M. Fishman              Director of Compliance    Kinetics
 Leonid Polyakov                Director; CFO             Kinetics
 James G. Doyle                 Director; Chief Counsel   Kinetics
 Frank Costa                    Shareholder               Kinetics
 Kinetics Voting Trust          Trust is Shareholder      Kinetics
 Susan C. Conway                Shareholder               Kinetics
 Karen & Larry Doyle            Shareholder               Kinetics
 Irrevocable Trust
 Karen Doyle Trust              Shareholder               Kinetics
 Lawrence Doyle Trust           Shareholder               Kinetics

(y)   Loomis, Sayles & Company, L.P.

      The following chart reflects the directors and officers of Loomis, including their business connections, which are of a substantial nature. The address of Loomis is One Financial Center, Boston, Massachusetts 02111-2621 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                       Title            Business Connection
----                              ------------------------  -------------------
Loomis, Sayles & Company, Inc.    General Partner of        Loomis
("LSCI")                          Registrant
IXIS Asset Management North       Limited Partner of        Loomis;
America, L.P. ("IXIS AM NA")      Registrant; Shareholder   Shareholder of
                                  (IXIS AM Holdings)        IXIS AM Holdings
Robert J. Blanding                Chief Executive Officer   Loomis
                                  of Registrant;
                                  Director of General
                                  Partner
Kevin P. Charleston               Chief Financial Officer   Loomis
                                  of Registrant;
                                  Director of General
                                  Partner
Daniel J. Fuss                    Director of General       Loomis
                                  Partner
John F. Gallagher                 Director of General       Loomis
                                  Partner
Lauriann C. Kloppenburg           Director of General       Loomis
                                  Partner
Peter S. Voss                     Director of General       Loomis
                                  Partner
John R. Gidman                    Director of General       Loomis
                                  Partner
Donald P. Ryan                    Chief Compliance Officer  Loomis
                                  of Registrant
Jaehoon Park                      Director of General       Loomis
                                  Partner
Jean S. Loewenberg                Chief Legal Officer of    Loomis
                                  Registrant;
                                  Director of General
                                  Partner
Mark E. Smith                     Director of General       Loomis
                                  Partner
IXIS Asset Management Holdings,   Shareholder               LSCI
LLC ("IXIS AM Holdings")

Name                                       Title            Business Connection
----                              ------------------------  -------------------
IXIS Asset Management US, LLC     General Partner           IXIS AM NA
("IXIS AM US LLC")
IXIS Asset Management US          Limited Partner;          IXIS AM NA; IXIS
Corporation ("IXIS AM US")        Member                    AM US LLC
IXIS Asset Management ("IXIS AM") Shareholder of Common     IXIS AM US
                                  Stock
Caisse Nationale Des Caisses      Shareholder               IXIS AM GROUP;
D'Epargne ("CNCE")                                          IXIS AM US
Caisse Des Depots ET              Shareholder               CNCE
Consignations ("CDC")
IXIS Asset Management Group       Shareholder               IXIS AM
("IXIS AM GROUP")

(z)   Metropolitan West Asset Management, LLC

      The following chart reflects the directors and officers of Metropolitan, including their business connections, which are of a substantial nature. The address of Metropolitan is 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                         Title                        Business Connection
----                         ---------------------------  --------------------
Metropolitan West            Member                       Metropolitan
Financial, LLC
Tad Rivelle                  Member                       Metropolitan
Laird R. Landmann            Member                       Metropolitan
Scott B. Dubchansky          Member                       Metropolitan
Richard S. Hollander         Director; Member of MW       Metropolitan; Member
                             Holdings, LLC                of MW Holdings, LLC
Lara E. Mulpagano            Chief Operating Officer      Metropolitan
Stephen M. Kane              Member                       Metropolitan
Joseph D. Hattesohl          Chief Financial Officer      Metropolitan
David B. Lippman             Member                       Metropolitan
Anthony C. Scibelli          Member                       Metropolitan
Patrick A. Moore             Member                       Metropolitan
Keith T. Kirk                Chief Compliance Officer     Metropolitan
MW Holdings, LLC             Interest Owner               Metropolitan West
                                                          Financial, LLC

(aa)  Moody Aldrich Partners, LLC

      The following chart reflects the directors and officers of Moody, including their business connections, which are of a substantial nature. The address of Moody is 18 Sewall Street, Marblehead, Massachusetts 01945 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                    Title            Business Connection
 ----                           ------------------------  -------------------
 Amory A. Aldrich, Jr.          Member                    Moody
 William B. Moody               Member                    Moody
 Robert J. Grantham             Member                    Moody
 Eyk H.A.D.M. Van Otterloo      Member                    Moody
 Scott M. Spangler              Member                    Moody
 Michael C. Pierre              Member                    Moody
 Timothy J. Ehrman              Member                    Moody

(bb)  Scout Investment Advisors, Inc.

      The following chart reflects the directors and officers of Scout, including their business connections, which are of a substantial nature. The address of Scout is 1010 Grand Blvd., Kansas City, Missouri 64106 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                 Title                 Business Connection
----                   ----------------------------------  -------------------
James L. Moffett       Chairman; Director                  Scout
John C. Pauls          Secretary                           Scout
Manuel A. Andrade      Director                            Scout
UMB Bank, N.A.         Shareholder                         Scout
James A. Reed          Director; Vice President            Scout
Edward J. McShane      Director                            Scout
Gary W. Dicenzo        Senior Vice President               Scout
Bradley S. Kastler     Chief Compliance Officer            Scout
William B. Greiner     President; Chief Executive          Scout
                       Officer; Chief Investment Officer
Joseph J. Gazzoli      Director                            Scout
UMB Financial          Shareholder                         UMB Bank, N.A.
Corporation

(cc)  SSI Investment Management, Inc.

      The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 357 N Canon Drive, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                      Title                          Business Connection
 ----                      ------------------------------ -------------------
 John D. Gottfurcht        President                      SSI
 Amy J. Gottfurcht         Chairman; CEO; Secretary       SSI
 George M. Douglas         Vice President;                SSI
                           Chief Investment Officer
 Syed F. Mehdi             CCO;                           SSI
                           Vice President Human Resources
 David W. Rosenfelder      Vice President; Senior         SSI
                           Portfolio Analyst

(dd)  TT International Investment Management

      The following chart reflects the directors and officers of TT International, including their business connections, which are of a substantial nature. The address of TT International is Martin House, 5 Martin Lane, London, United Kingdom EC4R 0DP and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                  Title              Business Connection
 ----                       ---------------------------- ---------------------
 Timothy A. Tacchi          Senior General Partner       TT International
 Alexander S.M. Carswell    General Partner; Finance &   TT International
                            Admin
 Mark S. Williams           General Partner;             TT International
                            Marketing & Client Servicing
 David J.S. Burnett         Managing Partner (General)   TT International
 John D. Hobson             General Partner              TT International
 Dean L. Smith              General Partner              TT International
 Martin A.F. Shenfield      General Partner              TT International
 Samuel A. Allison          General Partner;             TT International
                            Chief Compliance Officer
 Richard W. Simpson         General Partner; Head of IT  TT International
 Pauline S. Pong            General Partner              TT International
 Douglas E. Sankey          General Partner              TT International
 Margaret A. Leach          General Partner;             TT International
                            Chief Financial Officer
 Martin A. Pluck            General Partner              TT International

 Name                                  Title              Business Connection
 ----                       ---------------------------  ---------------------
 Patrick E. Deane           General Partner              TT International
 Mark H. Eady               General Partner              TT International
 Nicholas B. Bluffield      General Partner; Macro       TT International
                            Trading
 Anthony J. Moorhouse       General Partner; Head of     TT International
                            Trading
 Roger S. Bernheim          General Partner              TT International
 Lars J. Nielsen            General Partner              TT International
 Helen B. Marsden           General Partner              TT International
 Andrew D. Raikes           General Partner              TT International
 Gawain M. Barnard          General Partner              TT International
 Jonathan P. Bolton         General Partner              TT International
 Peter N. Robson            General Partner              TT International

(ee)  TWIN Capital Management, Inc.

      The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                    Title             Business Connection
 ----                         ---------------------------  -------------------
 Geoffrey Gerber              President; CIO               TWIN
 James D. Drake               Controller; Chief            TWIN
                              Compliance Officer

(ff)  Yacktman Asset Management Co.

      The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                  Title              Business Connection
 ----                      -----------------------------  -------------------
 Donald A. Yacktman        President; Secretary;          Yacktman
                           Treasurer; Chief Compliance
                           Officer
 Ronald W. Ball            Senior Vice President          Yacktman
 Stephen A. Yacktman       Vice President                 Yacktman

(gg)  Merk Investments, LLC

      The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue, Palo Alto, CA 94301 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

   Name                               Title             Business Connection
   ----                      ------------------------  ---------------------
   Axel Merk                 President                 Merk
   Kimberly Schuster         Chief Compliance Officer  Merk

(hh)  Dover Corporate Responsibility Management LLC

      The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                               Title              Business Connection
 ----                      ------------------------  ------------------------
 Richard M. Fuscone        Chairman                  Dover
 Michael P. Castine        President                 Dover
 Christopher J. Wolfe      Director of Research      Dover

(ii)  Alex. Brown Investment Management

      The following chart reflects the directors and officers of Alex. Brown, including their business connections, which are of a substantial nature. The address of Alex. Brown is 1 South Street, Baltimore, MD 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                 Title              Business Connection
 ----                      ---------------------------  ---------------------
 Lee S. Owen               Co-President                 Alex. Brown
 Bruce E. Behrens          Co-President                 Alex. Brown
 James D. Brown            Director                     Alex. Brown
 Robert H. Vernon          Director                     Alex. Brown
 Hobart C. Buppert         Director, Portfolio Manager  Alex. Brown
 Nancy I. Denney           Chief Compliance Officer     Alex. Brown

(iii) Third Millennium Investment Advisors, LLC

      The following chart reflects the directors and officers of Third Millennium Investment Advisors, LLC, including their business connections, which are of a substantial nature. The address of Third Millennium Investment Advisors, LLC is 1185 Avenue of the Americas, New York, New York 10036 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                                    Title             Business Connection
 ----                         ---------------------------  -------------------
 John Thomas Connor           Managing Member              Third Millennium
 John Pasco                   Member                       Third Millennium
 James Laurence Melcher       Member                       Third Millennium
 Peter Leonard Smith          Chief Compliance Officer     Third Millennium
 Susan Connor                 Member                       Third Millennium

(iiii)Liberty Street Advisors, LLC

      The following chart reflects the directors and officers of Liberty Street Advisors, LLC, including their business connections, which are of a substantial nature. The address of Liberty Street Advisors, LLC is 55 Liberty Street, New York, New York 10005, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                               Title              Business Connection
 ----                      ------------------------  ------------------------
 James Celico              Chief Financial Officer   Liberty Street
 Raymond Hill              Chairman                  Liberty Street
 Timothy Reick             CEO and Chief Compliance  Liberty Street
                           Officer

Item 27. Principal Underwriters

(a) Foreside Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

            American Beacon Funds                    Wintergreen Fund. Inc.
            American Beacon Mileage Funds            Henderson Global Funds
            American Beacon Select Funds             Ironwood Series Trust
            Bridgeway Funds, Inc.                    Monarch Funds
            Century Capital Management Trust         Sound Shore Fund, Inc.
            Forum Funds

(b) The following are officers of Foreside Fund Services, LLC, the Registrant's underwriter. Their business address is Two Portland Square, First Floor, Portland, Maine 04101.

Name                  Position with Underwriter      Position with Registrant
----                  -----------------------------  -------------------------
Simon D. Collier      Principal Executive Officer    President (Principal
                                                     Executive Officer)
Carl A. Bright        President & Treasurer          None
Nanette K. Chern      Vice President, Secretary &    Anti-Money Laundering
                      Chief Compliance Officer       Compliance Officer
Richard J. Berthy     Vice President & Assistant     None
                      Treasurer
Mark A. Fairbanks     Vice President, Assistant      None
                      Secretary & Deputy Chief
                      Compliance Officer

(c)   Not Applicable.

Item 28. Location of Accounts and Records

      The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citigroup Fund Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

Item 29. Management Services

      Not Applicable.

Item 30. Undertakings

      None.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine
March 2, 2007.

                                                 Forum Funds

                                                 By  /s/ Simon D. Collier
                                                     ---------------------------
                                                     Simon D. Collier, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on March 2, 2007.

(a)     Principal Executive Officer

        /s/ Simon D. Collier
        ------------------------------
        Simon D. Collier
        President

(b)     Principal Financial Officer

        /s/ Trudance L.C. Bakke
        ------------------------------
        Trudance L.C. Bakke
        Principal Financial Officer and
        Treasurer

(c)     A majority of the Trustees

        John Y. Keffer, Trustee
        James C. Cheng, Trustee
        J. Michael Parish, Trustee
        Costas Azariadis, Trustee

    By: /s/ David M. Whitaker
        ------------------------------
        David M. Whitaker
        Attorney in fact*
--------
* Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                 EXHIBIT LIST

Exhibits

None